Expenses from Ordinary Activities (Tables)	12 Months Ended
Jun. 30, 2019
Expenses by nature [abstract]
Schedule of expenses from ordinary activities

	Years Ended June 30,
	2019	2018	2017

Research and Development Expenses (2)
Employee expenses	2,645,512	2,223,807	1,673,473
Other research and development expenses	10,337,673	4,474,209	4,026,866

General and Administration Expenses
Depreciation on fixed assets	29,696	21,799	21,328
Employee expenses (non R&D related)	735,775	909,756	1,136,515
Consultant and director expenses	1,477,369	1,279,014	849,588
Audit, internal control and other assurance expenses	208,972	186,660	200,480
Corporate compliance expenses	470,294	351,611	377,920
Insurance expenses	448,769	422,475	316,107
Office rental	132,836	142,233	200,704
Other administrative and office expenses	804,641	902,916	681,680

Other gains and losses
Foreign exchange (gain)/loss	(349,064)	270,860	660,213

(1)	The Company’s research and development activities are eligible for a 43.5% offset under an Australian Government tax incentive for eligible expenditure from 1 July 2011. Management has assessed these activities and expenditure to determine which are likely to be eligible under the incentive scheme. For the year ended 30 June 2019 the Company has recorded an item in other income of A$4,951,167 (2018: A$3,125,775) to recognise this amount which relates to this financial year.

(2)	Research and development expenses consist of expenses paid for contracted research and development activities conducted by third parties on behalf of the Company.